Net loss per share	12 Months Ended
Dec. 31, 2024
Net loss per share
Net loss per share

22.Net loss per share

Basic and diluted net income per share for the year ended December 31, 2022, 2023 and 2024 are calculated as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(547,673)	(204,519)	(47,955)
Numerator for basic and diluted net loss per share	(547,673)	(204,519)	(47,955)
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	241,437,842	243,025,428	231,533,388
Denominator for diluted calculation	241,437,842	243,025,428	231,533,388
Net loss per ordinary share
—Basic	(2.27)	(0.84)	(0.21)
—Diluted	(2.27)	(0.84)	(0.21)
Net loss per ADS*
—Basic	(2.27)	(0.84)	(0.21)
—Diluted	(2.27)	(0.84)	(0.21)

*Each ADS represents one Class A ordinary share.

The share options and restricted share units were excluded in the computation of diluted loss per share for the year ended December 31, 2022, 2023 and 2024 because the inclusion of such share awards would be anti - dilutive.